Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
5.	ACCOUNTS RECEIVABLE

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Accounts receivable	605,364	1,259,251	202,124
Allowance for doubtful accounts	(5,806)	(5,768)	(926)

	599,558	1,253,483	201,198

The movements in the allowance for doubtful accounts were as follows:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	9,015	2,223	5,806	932
Amounts (credited against) charged to costs and expenses	(6,792)	3,583	(38)	(6)

Balance as of December 31	2,223	5,806	5,768	926